K  R  A  M  E  R   L  E  V  I  N   N  A  F  T  A  L  I  S  &  F  R  A  N  K  E  L LLP

George M. Silfen PartnerPhone 212-715-9522 Fax 212-715-8036 GSilfen@KRAMERLEVIN.com

March 18, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:          Arden Investment Series Trust
File Nos. 333-180881, 811-22701

Ladies and Gentlemen:

We understand that our client, Arden Investment Series Trust (“Registrant”), is filing via EDGAR, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 1 to its registration statement on Form N-1A (the “Amendment”). This filing is being made to add Arden Alternative Strategies II (the “Fund”) as a new series of shares offered by the Registrant.

Registrant is seeking an accelerated and expedited review because the Fund is substantially identical to the existing series named Arden Alternative Strategies Fund, except with respect to investment eligibility requirements.  That existing fund was declared effective in late 2012.  Registrant is seeking effectiveness in April 2013.

If you have any questions concerning this filing, please call me at 212-715-9522.

Very truly yours,

/s/ George M. Silfen

George M. Silfen

cc:           Harry P. Davis
Thomas G. Kennedy